GOLDMAN SACHS TRUST
Goldman Sachs Municipal Fixed Income Funds
Class A Shares of the
Goldman Sachs Short Duration Tax-Free Fund
Goldman Sachs Municipal Income Fund

Supplement dated July 13, 2009 to the
Prospectus dated July 29, 2008 (the “Prospectus”)
Goldman Sachs Short Duration and Government Fixed Income Funds
Class A Shares of the
Goldman Sachs Short Duration Government Fund
Goldman Sachs Government Income Fund
Goldman Sachs Inflation Protected Securities Fund

Supplement dated July 13, 2009 to the
Prospectus dated July 29, 2008 (the “Prospectus”)
Goldman Sachs Multi Sector Fixed Income Funds
Class A Shares of the
Goldman Sachs Core Fixed Income Fund
Goldman Sachs Core Plus Fixed Income Fund
Goldman Sachs Global Income Fund

Supplement dated July 13, 2009 to the
Prospectus dated July 29, 2008 (the “Prospectus”)
Goldman Sachs Single Sector Fixed Income Funds
Class A Shares of the
Goldman Sachs U.S. Mortgages Fund
Goldman Sachs Investment Grade Credit Fund

Supplement dated July 13, 2009 to the
Prospectus dated July 29, 2008 (the “Prospectus”)

Effective July 29, 2009, the initial sales charge and related dealer allowance applicable to purchases of up to $499,999 of Class A shares of the Goldman Sachs Short Duration Government and Short Duration Tax-Free Funds will be 1.5% and 1.25%, respectively. No initial sales charge is imposed on purchases of $500,000 or more of Class A shares of these Funds.

Effective July 29, 2009, the initial sales charge and related dealer allowance applicable to purchases of up to $99,999 of Class A shares of the Goldman Sachs Core Fixed Income, Core Plus Fixed Income, Government Income, Global Income, Investment Grade Credit, Inflation Protected Securities, U.S. Mortgages, and Municipal Income

Funds will be 3.75% and 3.25%, respectively. Purchases of $100,000-$249,999 are subject to an initial sales charge and related dealer allowance of 3% and 2.5%, respectively; purchases of $250,000-$499,999 are subject to an initial sales charge and related dealer allowance of 2.5% and 2%, respectively; and purchases of $500,000-$999,999 are subject to an initial sales charge and related dealer allowance of 2% and 1.75%, respectively. No initial sales charge is imposed on purchases of $1,000,000 or more of Class A shares of these Funds.

This Supplement should be retained with your Prospectus for future reference.

00068292
FIASTK 07-09